Derivatives and Hedging Activities - Narrative (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Derivative [Line Items]
Interest expense	$ 215,532,000	$ 184,175,000	$ 116,212,000
Gain on derivative instrument	$ 4,128,000	$ 9,782,000	$ 1,879,000
Interest Rate Swaps
Derivative [Line Items]
Average fixed interest rate	1.844%	1.844%
Notional amount	$ 1,200,000,000	$ 1,200,000,000
LIBOR floor rate	0.00%
Interest expense	$ 5,600,000	0
Gain on derivative instrument	4,100,000	9,800,000
Interest Income (Expense), Net	(1,100,000)	9,200,000
Prepaid Expenses and Other Assets | Interest Rate Swaps
Derivative [Line Items]
Derivative Asset Fair Value	20,500,000	$ 11,300,000
Designated as Hedging Instrument | Interest Rate Swaps
Derivative [Line Items]
Notional amount	$ 400,000,000
Fixed Interest Rate	2.735%